Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Trade receivables	$ 3,947	$ 1,299	$ 2,041
Less: allowances for doubtful accounts	(67)	(67)	(67)
Total	$ 3,880	$ 1,232	$ 1,974